INCOME TAX (Details Narrative) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Net operation loss carryforward	$ 29,828	$ 16,627
Valuation allowance	$ 134,787	193,804
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operation loss carryforward		0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operation loss carryforward		$ 328,864